Financial asset of the concession (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Financial assets at beginning	R$ 17,601,626
Financial assets at ending	21,665,330
Concession Agreement - URAE-1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets at beginning	17,601,626
Transfer of intangible asset	2,387,270
Financial Asset of the Concession - Restatement	1,676,434
Financial assets at ending	R$ 21,665,330